Financial Risks (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risks
Schedule of credit risk accounts receivable

	December 31,
	2021	2020	2019
Days past due account receivables	—	—	—
Not due account receivables	—	—	46,586
Total	—	—	46,586

Schedule of transaction exposure from contracted payment flows in foreign currency

		Operating
Currency Exposure 2021 (%)	Revenue	Expenses
USD	14%	43%
EUR	86%	36%
GBP	—	3%
SEK	—	18%

		Operating
Currency Exposure 2020 (%)	Revenue	Expenses
USD	100%	35%
EUR	—	36%
GBP	—	6%
SEK	—	23%

		Operating
Currency Exposure 2019 (%)	Revenue	Expenses
USD	100%	22%
EUR	—	54%
GBP	—	3%
SEK	—	21%

Schedule of maturity analysis

	December 31, 2021
	<6 months	6-12 months	>12 months
Accounts payable	67,971	—	—
Other current liabilities	7,906	4,796	—
Accrued expenses	47,753	5,800	—
Contingent consideration	—	—	54,399

	December 31, 2020
	<6 months	6-12 months	>12 months
Accounts payable	53,827	—	—
Other current liabilities	7,934	1,954	—
Accrued expenses	34,833	6,552	—
Contingent consideration	—	—	48,969

Schedule of non-current interesting-bearing liabilities

	December 31,
	2021	2020	2019
Opening balance	—	—	—
New borrowings	199,524	—	—
Transaction cost paid	(14,858)	—	—
Interest expense	2,145	—	—
Exchange difference on translation	2,353	—	—
Closing balance	189,164	—	—